SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 33,160	$ 334,697	$ 431,404
Automobile sales
Disaggregation of Revenue [Line Items]
Total revenues	32,996	332,634	420,005
Financing income
Disaggregation of Revenue [Line Items]
Total revenues			2,317
Others
Disaggregation of Revenue [Line Items]
Total revenues	$ 164	$ 2,063	$ 9,082